Derivatives Warrant Liabilities (Details) - $ / shares	Jan. 05, 2026	Jun. 30, 2026	Dec. 31, 2025	Feb. 13, 2025
Derivatives Warrant Liabilities (Details) [Line Items]
Ordinary share		29,162,475	19,666,030
Ordinary Share [Member]
Derivatives Warrant Liabilities (Details) [Line Items]
Ordinary share		1		2,518,182
Exercise price per ordinary share		$ 1.1
Series A Warrants [Member]
Derivatives Warrant Liabilities (Details) [Line Items]
Warrants outstanding			1,837,461
Warrants fixed rate	$ 1